Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash at bank available on demand	£ 181,818	£ 52,742	£ 19,508
Cash held in short-term deposit accounts	10,811	190,782	15,031
Cash and cash equivalents in the statement of financial position	192,629	243,524	34,539
Cash and cash equivalents in the statement of cash flows	£ 192,629	£ 243,524	£ 34,539